Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases	13. Leases
Right-of-use assets

	Land and buildings	Investment property	Other	Total
	$m	$m	$m	$m
Cost
At 1 January 2024	534	52	3	589
Additions and other remeasurements	28	–	5	33
Transfers to finance lease receivable	(13)	(14)	(4)	(31)
Terminations	(11)	–	(1)	(12)
Exchange and other adjustments	(5)	–	–	(5)
At 31 December 2024	533	38	3	574
Additions and other remeasurements	16	–	1	17
Terminations	(2)	–	–	(2)
Exchange and other adjustments	8	–	–	8
At 31 December 2025	555	38	4	597
Depreciation and impairment
At 1 January 2024	(266)	(49)	(1)	(316)
Provided	(21)	–	(1)	(22)
System Fund expense	2	–	–	2
Transfers to finance lease receivable	8	13	–	21
Terminations	11	–	1	12
Exchange and other adjustments	5	–	–	5
At 31 December 2024	(261)	(36)	(1)	(298)
Provided	(23)	–	(1)	(24)
System Fund expense	(1)	–	–	(1)
Impairment charge	(1)	–	–	(1)
Terminations	2	–	–	2
Exchange and other adjustments	(6)	–	–	(6)
At 31 December 2025	(290)	(36)	(2)	(328)

Net book value
At 31 December 2025	265	2	2	269
At 31 December 2024	272	2	2	276
At 1 January 2024	268	3	2	273
13. Leases continued
The Group’s leased assets mainly comprise hotels and offices. Leases contain a wide range of different terms and conditions.
The term of property leases ranges from one to ninety-nine years. The weighted average lease term remaining on the Group’s top eight leases (which comprise 95% (2024: 95%) of the total lease liability) is 57 years (2024: 56 years). The InterContinental
Boston lease, expiring in 2105, has a significant impact on this weighted average lease term; excluding this lease the weighted average lease term is six years (2024: seven years). Undiscounted cash flows on the Boston lease of $3,170m (2024: $3,191m)
represent 95% (2024: 95%) of the total undiscounted cash flows relating to lease liabilities.
Many of the Group’s property leases contain extension or early termination options, which are used for operational flexibility.
The lease agreement over the US corporate headquarters contains a material extension option which is not included in the calculation of the lease asset and liability as the extension would not take effect before 2031 and there is no reasonable certainty the option will be exercised. The value of the undiscounted rental payments relating to this lease and not included in the value of the lease asset and liability is $339m. Additionally, the Group has the option to extend the term of the InterContinental Boston lease for two additional 20-year terms, the first of which would take effect from 2105. These extension options have not been included in the calculation of the lease liability.
Lease liabilities
The Group’s lease liabilities are discounted at incremental borrowing rates of up to 9.9%. The rate implicit in the InterContinental
Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

	2025	2024
Currency	$m	$m
US dollars	343	357
Sterling	32	31
Euros	5	3
Other	26	23
	406	414

Analysed as:
Current	28	26
Non-current	378	388
	406	414
The maturity analysis of lease liabilities is disclosed in note 23.
The Group’s lease liability is not materially sensitive to inflation as $326m (2024: $335m) relates to the InterContinental Boston and the US corporate headquarters, which both include fixed payments and are not subject to inflationary adjustments.
Amounts recognised in the Group income statement

	2025	2024	2023
	$m	$m	$m
Depreciation of right-of-use assets	24	22	22
System Fund depreciation of right-of-use assets	1	(2)	2
Impairment charge	1	–	–
Expense relating to variable lease payments	84	77	62
Expense relating to short-term leases and low-value assets	2	1	2
Income from operating subleases	(7)	(3)	(2)
Recognised in operating profit	105	95	86
Interest on lease liabilities	30	30	29
Total recognised in the Group income statement	135	125	115
Amounts recognised in the Group statement of cash flows

	2025	2024	2023
	$m	$m	$m
Operating activities	107	108	92
Investing activities	(4)	(4)	–
Financing activities	30	46	28
Net cash paid	133	150	120